PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 153,019
Right-of-use assets	4,400	$ 4,200
Balance, end of period	165,992	153,019
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	139,806
Balance, end of period	151,805	139,806
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	42,879
Balance, end of period	48,742	42,879
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(29,666)
Balance, end of period	(34,555)	(29,666)
Real Estate1 [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	315
Balance, end of period	225	315
Real Estate1 [Member] | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	545
Balance, end of period	469	545
Real Estate1 [Member] | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9
Balance, end of period	14	9
Real Estate1 [Member] | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(239)
Balance, end of period	(258)	(239)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,387	15,835
Additions, net of disposals and assets reclassified as held for sale	(1,612)	359
Acquisitions through business combinations	209	32
Foreign currency translation	823	(1,008)
Depreciation expenses	(1,472)	(1,664)
Impairment loss recognised in profit or loss, property, plant and equipment	(16)	(167)
Balance, end of period	11,319	13,387
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	19,317	22,470
Additions, net of disposals and assets reclassified as held for sale	(2,942)	(1,908)
Acquisitions through business combinations	209	32
Foreign currency translation	1,143	(1,277)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	17,727	19,317
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(549)
Balance, end of period	(614)	(549)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,381)	(5,934)
Additions, net of disposals and assets reclassified as held for sale	1,366	1,960
Acquisitions through business combinations	0	0
Foreign currency translation	(307)	257
Depreciation expenses	(1,472)	(1,664)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(5,794)	(5,381)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(549)	(701)
Additions, net of disposals and assets reclassified as held for sale	(36)	307
Acquisitions through business combinations	0	0
Foreign currency translation	(13)	12
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(16)	(167)
Balance, end of period		(549)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	7,200	8,100
Property, plant and equipment [member] | Real Estate1 [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	$ 63	$ 80